advance billings and customer deposits	12 Months Ended
Dec. 31, 2024
advance billings and customer deposits
advance billings and customer deposits

24advance billings and customer deposits

As at December 31 (millions)	2024	2023
Advance billings	$820	$718
Deferred customer activation and connection fees	3	3
Customer deposits	15	15
Contract liabilities	838	736
Other	201	235
	$1,039	$971

Contract liabilities represent our future performance obligations to customers for services and/or equipment for which we have already received consideration or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are as follows:

Years ended December 31 (millions)	Note	2024	2023
Balance, beginning of period		$974	$914
Revenue deferred in previous period and recognized in current period		(631)	(625)
Net additions arising from operations		737	678
Additions arising from business acquisitions		22	7
Balance, end of period		$1,102	$974
Current		$987	$886
Non-current	27
Deferred revenues		112	84
Deferred customer activation and connection fees		3	4
		$1,102	$974
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$987	$886
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(132)	(137)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(17)	(13)
		$838	$736